Significant Accounting Policies Significant Accounting Policies (Effect of Cumulative Catch-Up Adjustment) (Details) - USD ($) $ / shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cost of revenue sold, change in estimate	$ 4,600,000	$ 32,200,000	$ 42,700,000
Percentage of cost of revenue sold	0.14%	1.19%	1.79%
Cost of revenue sold, increase (decrease) to net income	$ 4,200,000	$ 28,600,000	$ 34,400,000
Cost of revenue sold, increase (decrease) in earnings per share, diluted	$ 100	$ 670	$ 800